Lease liabilities - Disclosure of maturity analysis of lease payments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	€ 26,432	€ 29,090
Current lease liabilities	2,508	2,879
TOTAL LEASE LIABILITIES	28,941	31,969	€ 53,574
Between 1 and 3 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	5,203	5,313
Between 3 and 5 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	5,083	5,414
Over 5 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	€ 16,147	€ 18,362